Issued Capital and Reserves	12 Months Ended
Dec. 31, 2024
Issued Capital and Reserves [Abstract]
ISSUED CAPITAL AND RESERVES

20 ISSUED CAPITAL AND RESERVES

On February 3, 2022 (“The Closing Date”) The Group consummated the Business Combination with Vistas Media Acquisition Group (“VMAC” or the “SPAC”), where VMAC merged through multiple transactions with a wholly-owned subsidiary of Anghami Inc.

As a result of the reverse recapitalization and consummation of the Business Combination, Anghami Inc. authorized the issuance of 7,768,964 shares upon Reverse Recapitalization.

Pursuant to the terms of the business combination agreement, at the closing date, among other things, each shareholder of Anghami’s outstanding common shares class A, common shares Class B and common Shares Class C all received approximately 197.3057 shares of new Anghami’s ordinary shares.

In addition, pursuant to the terms of the business combination agreement, at the closing date, each outstanding Vista Media Acquisition Warrant were automatically assumed and converted into a new Warrant to acquire new Anghami’s Common Share A, subject to the same terms and conditions (including exercisability terms) as were applicable to the corresponding former Vista Media Acquisitions Warrants.

On February 3, 2022, the Group converted into equity by issuance of 96,483 Class B Preferred Shares of Anghami the convertible note agreement signed with MEVP for funds amounting to USD 650,000 maturing on May 31, 2021 and is subject to an interest rate of 9% per annum, which has been extended at the discretion of MEVP. On August 31, 2021 the convertible note has been extended to May 31, 2022 where Anghami has obtained a waiver on the accrual of interest for the extension period.

On February 3, 2022, the Group converted into equity by issuance of 693,332 Class B Preferred Shares of Anghami the convertible note agreement and an ancillary conversion undertaking agreement with Alkonost Investment Ltd. For funds amounting to USD 5,000,000 maturing May 2022. The convertible note was subject to a profit rate of 12% per annum and for which the Group has obtained a waiver for the interest which was accrued up to August 2021.

Following the closing of the Business Combination, the Group had 25,768,967 ordinary shares issued and outstanding, 10,947,800 warrants to purchase ordinary shares at an exercise price of USD 11.50 per share issued and outstanding and 500,000 warrants to purchase ordinary shares at an exercise price of USD 12.00 per share issued and outstanding.

After the completion of the Business combination, 575,000 private warrants have been exercised on cashless basis against the issuance of 236,687 class A ordinary shares.

On October 10, 2023, the Group issued 950,000 ordinary shares to MBC FZ LLC for the payment of USD 2,850,000 of marketing and branding services provided by MBC to the group from 2021 to 2023.

On October 25, 2023, The Group issued 143,500 ordinary shares to some of the Board of Directors members as compensation to services rendered.

On November 10 and November 20, 2023, The Group issued 555,487 ordinary shares to some of its employees as part of its long term incentive plan.

On November 29, 2023, the Group issued 2,055,000 ordinary shares to Saudi Research Media Group converting a USD 5,000,000 loan obtained and interest earned of USD 137,000. The convertible note contained customary events of default and bared interest daily at a simple rate of 11% per annum.

On April 1, 2024, Anghami Inc. has entered into an asset acquisition transaction with OSN Streaming resulting in the issuance of 36,985,507 common shares to OSN Streaming as part of the transaction, resulting in an increase in share capital by USD 3,698 and an increase in share premium by USD 136,496,285. Following this issuance, OSN+ holds 55.25% ownership of Anghami’s total shares.

On May 2, 2024, The Group issued 169,548 ordinary shares to some of its employees as part of its long term incentive plan.

	As of December 31, 2024
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	66,864,696
Preference shares	5,000,000	-
	2,155,000,000	66,864,696

	As of December 31, 2023
	Number of authorized shares	Number of share outstanding

Ordinary shares	2,150,000,000	29,709,641
Preference shares	5,000,000	-
	2,155,000,000	29,709,641

The movement of ordinary shares and share premium during the year is as follows:

	Number of Shares	Share Capital	Share premium
		USD	USD

Opening balance as of January 1, 2023	26,005,654	2,601	116,505,240
Share based payment for service providers	950,000	95	2,849,905
Employees’ long term incentive plan issued	555,487	55	919,861
Shares issued to Board of Directors	143,500	14	194,986
Conversion of convertible notes and working capital loans into common stock	2,055,000	206	5,136,794
Ending ordinary shares as of December 31, 2023	29,709,641	2,971	125,606,786

Issuance of shares upon acquisition of assets	36,985,507	3,698	136,496,285
Employees’ long term incentive plan issued	169,548	17	183,095
Ending ordinary shares as of December 31, 2024	66,864,696	6,686	262,286,166

The share-based payments reserve is used to recognize the value of equity-settled share-based payments provided to employees (including key management personnel, as part of their remuneration) and service provider. Refer to Note 21 for further details of these plans.